Schedule of Investments
October 31, 2022
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.97%

Apparel Retailers - 1.88%
Boot Barn Holdings, Inc. (2)	2,028	115,190

Auto Parts - 1.67%
Stoneridge, Inc. (2)	4,935	102,993

Banks - 9.66%
Metropolitan Bank Holding Corp. (2)	2,580	170,280
Business First Bancshares, Inc. (2)	6,660	165,035
Capstar Financial Holdings, Inc.	5,510	97,417
Banc of California, Inc.	4,862	81,098
Five Star Bancorp	1,242	36,030
Triumph Bancorp, Inc. (2)	885	45,577

		595,437

Biotechnology - 5.84%
Avid Bioservices, Inc. (2)	14,022	237,533
ANI Pharmaceuticals, Inc. (2)	3,183	122,832

		360,365

Building Materials: Other - 0.14%
Insteel Industries, Inc.	339	8,933

Cosmetics - 4.16%
e.l.f. Beauty, Inc. (2)	5,930	256,532

Electronic Equipment: Control and Filter - 3.88%
NAPCO Security Technologies, Inc.	8,420	239,296

Electronic Equipment: Gauges and Meters - 1.81%
Mesa Laboratories, Inc.	844	111,585

Electronic Equipment: Other - 2.04%
Allied Motion Technologies, Inc.	3,716	125,675

Home Construction - 2.40%
Green Brick Partners, Inc. (2)	6,410	148,263

Medical Equipment - 11.19%
LeMaitre Vascular, Inc.	4,871	211,401
BioLife Solutions, Inc. (2)	8,514	200,249
iRadimed Corp. (2)	5,220	151,641
InfuSystem Holdings, Inc. (2)	16,610	126,734

		690,025

Medical Supplies - 8.47%
UFP Technologies, Inc. (2)	2,549	239,224
Utah Medical Products, Inc.	1,990	178,204
Anika Therapeutics, Inc. (2)	3,681	104,614

		522,042

Metal Fabricating - 1.29%
Omega Flex, Inc.	840	79,296

Oil: Crude Producers - 6.36%
Brigham Minerals, Inc. Class A	6,835	211,885
Evolution Petroleum Corp., Inc.	22,845	180,247

		392,132

Oil & Gas Field Services, NEC - 0.09%
Aris Water Solutions, Inc. (2)	340	5,790

Restaurants and Bars - 3.77%
Kura Sushi USA, Inc. Class A (2)	2,945	232,743

Semiconductors - 1.16%
nLight, Inc. (2)	6,654	71,664

Software - 18.52%
Model N, Inc. (2)	7,390	280,820
American Software, Inc. Class A	11,401	195,299
Mitek Systems, Inc. (2)	17,080	193,175
PDF Solutions, Inc. (2)	7,620	179,680
Simulations Plus, Inc.	4,231	175,587
CI&T, Inc. Class A (2)	14,320	117,424

		1,141,985

Specialty Retailers - 2.84%
America's Car-Mart, Inc. (2)	2,560	175,002

Telecommunications Equipment - 0.93%
Genasys, Inc. (2)	20,150	57,428

Transaction Processing Services - 6.87%
I3 Verticals, Inc. Class A (2)	10,426	226,870
Paya Holdings, Inc. Class A (2)	17,800	143,112
Repay Holdings Corp. Class A (2)	8,832	53,787

		423,769

Total Common Stocks	(Cost $ 6,049,105)	5,856,145

Short-Term Investment - 5.05%

First American Government Obligation Fund - Class Z 2.8843% (3)	311,494	311,494

Total Short-Term Investment	(Cost $ 311,494)	311,494

Total Investments - 100.02%	(Cost $ 6,360,599)	6,167,639

Liabilities In Excess of Other Assets - (0.02%)		(1,526)

Total Net Assets - 100.00%		6,166,113

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,167,639	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,167,639	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2022